Matthew B. Hemington T: +1 650 843 5062 HemingtonMB@cooley.com	Via EDGAR

January 29, 2014

United States Securities and Exchange Commission

Division of Corporate Finance

100 F Street, N.E.

Washington, D.C. 20549

Attn: Jeffrey P. Riedler

Re:	SCYNEXIS, Inc.

Confidential Draft Registration Statement on Form S-1

Submitted on December 20, 2013

CIK No. 0001178253

Dear Mr. Riedler:

Attached for submission via EDGAR pursuant to the Securities Exchange Act of 1934, on behalf of our client, SCYNEXIS, Inc. (the “Company”), is Amendment No. 1 to the Company’s Registration Statement on Form S-1 (“Amended Registration Statement”). The Amended Registration Statement updates the Company’s registration statement on Form S-1 (the “Registration Statement”) originally submitted confidentially to the Securities and Exchange Commission (the “Commission”) on December 20, 2013.

The Amended Registration Statement is being submitted in response to comments received from the staff of the Commission (the “Staff”) by letter dated January 17, 2014, with respect to the Registration Statement (the “Comment Letter”). The numbering of the paragraphs below corresponds to the numbering in the Comment Letter, the text of which we have incorporated into this response letter for your convenience. Except where otherwise indicated, page references in the text of the responses below correspond to the page numbers of the Registration Statement.

Staff Comments and Company Responses

General

1.	Please submit all exhibits as soon as practicable. We may have further comments upon examination of these exhibits.

Response: The Company has submitted all exhibits that are available for filing, and will submit any exhibits not previously submitted or submitted with the Amended Registration Statement as soon as possible.

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United States Securities and Exchange Commission

January 29, 2014

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2.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

Response: The Company will supplementally provide the Staff with copies of any materials presented to potential investors in reliance on Section 5(d) of the Securities Act as soon as they are available. We do not anticipate the publication or distribution of any research reports in reliance upon Section 2(a)(3) of the Securities Act.

3.	We note that you submitted a confidential treatment request on December 23, 2013. We will provide any comment on your confidential treatment request and the related disclosure in a separate comment letter.

Response: The Company acknowledges the Staff’s comment, and would appreciate receiving your separate comment letter at your earliest convenience.

Prospectus Summary, page 1

4.	Please revise your disclosure to explain what you mean by “clinically relevant” the first time you use this term.

Response: The Company has added a parenthetical to explain what it means by “clinically relevant” on page 1 of the Amended Registration Statement, and has eliminated an instance in which its use was inconsistent with that definition, in response to the Staff’s comment.

Risk Factors

“We have never been profitable, we have no products approved…” page 9

5.	Please expand this risk factor or include a standalone risk factor to discuss the going concern uncertainty reflected in the audit opinion issued by Deloitte.

Response: The Company has expanded the risk factor to include a discussion of the going concern uncertainty, reflected in the audit opinion issued by Deloitte, in response to the Staff’s comment.

Management’s Discussion and Analysis of Financial Condition and Results of Operations

Components of Operating Results

Research and Development Expense, page 51

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United States Securities and Exchange Commission

January 29, 2014

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6.	Please expand your disclosures to include the total costs incurred during each period presented and to date for each key research and development project.

Response: In response to the Staff’s comment, the Company has expanded the disclosure appearing on page 51 of the Amended Registration Statement to include the total costs incurred during each period presented and to date for each key research and development project.

Critical Accounting Policies and Significant Judgments and Estimates

Stock-Base Compensation, Page 61

7.	Please revise your disclosure to include all recent equity issuances, including warrants, common stock, and preferred stock through the date of effectiveness and provide an analysis of the valuation method and assumptions used to determine the fair value of the equity issuances. We may have additional comments on your accounting for stock compensation and related disclosure once you have disclosed an estimated offering price. Please provide quantitative and qualitative disclosures explaining the difference between the estimated offering price and the fair value of each equity issuance.

Response: In response to the Staff’s comment, the Company has expanded the disclosure beginning on page 66 of the Amended Registration Statement.

The Company acknowledges the Staff’s request to include an analysis of the valuation method and assumptions used to determine the fair value of the equity issuances. As it relates to the Company’s December 2013 and January 2014 stock option grants and the December 2013 issuances of common stock warrants and Series D-1 and D-2 convertible preferred stock, the Company is currently in the process of determining the fair value of these equity issuances. The Company confirms that it will update the disclosure in a subsequent amendment to the Registration Statement once the estimated fair value of these equity issuances is determined.

In addition, the Company acknowledges the Staff’s request to include the estimated offering price range in the Registration Statement and to reconcile and explain the difference between the fair value of the underlying stock as of the most recent valuation date and the midpoint of the estimated offering price range. The Company confirms that it will do so in a subsequent amendment to the Registration Statement after the estimated price range is determined.

8.	Please revise your disclosure to separately present the intrinsic value of outstanding vested and unvested options as of the most recent practicable date based on the estimated offering price.

Response: In response to the Staff’s comment, the Company has revised the disclosure appearing on page 63 of the Amended Registration Statement and respectfully advises the Staff that it will include the estimated intrinsic values in the Registration Statement once an estimated per share price range for the offering has been determined.

3175 HANOVER STREET, PALO ALTO, CA 94304    T: (650) 843-5059    F: (650) 849-7400

United States Securities and Exchange Commission

January 29, 2014

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Business

Our Product Candidate: SCY-078

Clinical Experience with SCY-078, page 75

9.	Please provide more detail about each of the Phase 1 studies of SCY-078 that have been completed. For example, please expand your disclosure to concisely describe the patient populations, dosages, clinical endpoints and the results observed that formed the basis for your conclusions about the drug’s safety profile, oral bioavailability, pharmokinetics, etc. To the extent the results varied significantly among the trials, please provide elaboration.

Response: The Company has provided more detail about each Phase 1 study of SCY-078 beginning on page 79 of the Amended Registration Statement in response to the Staff’s comment.

Acquisition of SCY-078 from Merck, page 78

10.	Please expand your description of your Merck agreement in the Business section to disclose:

•	the aggregate amount of potential milestones payments, as disclosed on pages F-33 and F-45; and
•	the duration and termination provisions of the agreement.

Response: In response to the Staff’s comment, the Company has revised the disclosure beginning on page 84 of the Amended Registration Statement.

Collaboration and License Agreements, page 81

11.	Please expand your disclosure to describe the material terms of the following agreements:

•	your 2005 license agreement with Aventis; and
•	your 2005 patent assignment agreement with C-CHEM.

Your disclosure should include, as applicable:

•	the nature and scope of intellectual property transferred;
•	each party’s material rights and obligations;
•	the duration of the agreement and the royalty term;
•	a description of each party’s right to terminated the agreement;
•	aggregate potential milestone payments to be received;

3175 HANOVER STREET, PALO ALTO, CA 94304    T: (650) 843-5059    F: (650) 849-7400

United States Securities and Exchange Commission

January 29, 2014

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•	the range of royalties that may be payable (e.g. low single-digit or a range not to exceed ten percent); and
•	any other material payment provisions

Response: In response to the Staff’s comment, the Company has revised the disclosure beginning on page 89 of the Amended Registration Statement.

R-Pharm, page 81

12.	Please expand your description of your R-Pharm agreement to disclose:

•	the amount of the upfront payment; and
•	the aggregate amount of potential milestones payments; and
•	the amount of royalties expressed as a range within ten percent, e.g., teens, twenties, etc.

Response:

The Company is requesting confidential treatment for the upfront payment it received from R-Pharm and the aggregate amount of potential milestones payments it may receive from R-Pharm. The Company believes that this information could be competitively harmful if disclosed. If the amounts of the upfront payment and aggregate potential milestones payments are disclosed, competitors and customers could be provided insight into the Company’s pricing strategies. With respect to the contingent payments under the terms of the arrangement, we believe that they are not within the scope of ASC-605-28, as they are not based upon any activities or efforts of the Company, but rather reflect the efforts and success of the licensee in achieving certain regulatory approvals or sales volumes.

In response to the Staff’s comment, the Company has revised the disclosure appearing on page 88 of the Amended Registration Statement.

Dechra, page 82

13.	Please expand your description of your Dechra agreement to disclose:

•	the amount of the upfront payment;
•	the aggregate amount of potential milestones payments;
•	the amount of royalties expressed as a range within ten percent, e.g., teens, twenties, etc.; and
•	the expiration of the royalty obligation.

Response:

The Company is requesting confidential treatment for the upfront payment it received from Dechra and the aggregate amount of potential milestones payments it may receive from Dechra. The Company believes that this information could be competitively harmful if disclosed. If the amount of the upfront payment and aggregate potential milestones payments are disclosed, competitors and customers could be provided insight into the Company’s pricing strategies. In addition, the amount of the upfront payment is not material to the 2012 and 2013 financial statements.

3175 HANOVER STREET, PALO ALTO, CA 94304    T: (650) 843-5059    F: (650) 849-7400

United States Securities and Exchange Commission

January 29, 2014

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In response to the Staff’s comment, the Company has revised the disclosure appearing on page 88 of the Amended Registration Statement.

Intellectual Property, page 91

14.	You state that you are the “owner of record (alone or jointly)” of 15 patents. In addition to the Merck patent, you state on page 92 that you have “exclusive ownership or exclusive rights to twelve of these U.S. patents.” (Emphasis added.) Please revise your description to clarify whether you own or license the patents to which you have exclusive rights rather than ownership and the remaining two patents where you do not have exclusive ownership or rights. In addition, please identify the entity or entities from whom you license any material patent or share ownership and, if not already provided, describe the material terms of any such arrangement.

Response: On January 9, 2014, the Company received notification from Merck that, pursuant to Section 3.6 of the Termination and License Agreement between the Company and Merck dated May 24, 2013, Merck would like to assign the Merck Patent Rights (as defined in the agreement) to the Company; this includes the patent and patent applications relating to SCY-078. The Company informed Merck that it wishes to accept such assignment and has therefore amended the description to state that it is the owners of the SCY-078 patent family.

In the amended description the Company now states that one of the exclusive patent licenses is from Aventis and includes patents claiming the compound SCY-635, which was obtained under the Company’s 2005 license agreement with Aventis (see our response to Comment 11).

Executive Compensation, page 105

15.	Please update your disclosure to include the information required by Item 402 of Regulation S-K for fiscal year 2013.

Response: The Company has updated the disclosure to include the information required by Item 402 of Regulation S-K for fiscal year 2013.

Notes to Unaudited Condensed Financial Statements

2. Summary of Significant Accounting Policies

Revenue Recognition and Deferred Revenue, page F-40

16.	Please revise your disclosure to discuss how you evaluated your multiple element arrangements per ASC 605-25-25 in order to determine that all of your license revenue in the form of upfront payments is deferred and recognized over the applicable relationship period.

3175 HANOVER STREET, PALO ALTO, CA 94304    T: (650) 843-5059    F: (650) 849-7400

United States Securities and Exchange Commission

January 29, 2014

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Response: In response to the Staff’s comment, the Company has revised the disclosure beginning on page F-40 of the Amended Registration Statement to discuss how the Company evaluates multiple-element arrangements in accordance with ASC 605-25-25 by including the following disclosure:

When entering into an arrangement, the Company first determines whether the arrangement includes multiple deliverables and is subject to accounting guidance in ASC subtopic 605-25, Multiple-Element Arrangements. If the Company determines that an arrangement includes multiple elements, it determines whether the arrangement should be divided into separate units of accounting and how the arrangement consideration should be measured and allocated among the separate units of accounting.

An element qualifies as a separate unit of accounting when the delivered element has standalone value to the customer. The Company’s arrangements do not include a general right of return relative to delivered elements. Any delivered elements that do not qualify as separate units of accounting are combined with other undelivered elements within the arrangement as a single unit of accounting. If the arrangement constitutes a single combined unit of accounting, the Company determines the revenue recognition method for the combined unit of accounting and recognizes the revenue over the period from inception through the date the last deliverable within the single combined unit of accounting is delivered.

The Company’s contract research and development services revenue is recognized in the period in which the services are performed. The Company historically has recognized milestone payments received on a straight-line basis over the remaining service period. No milestone payments were received in any period presented in the accompanying statements of operations. In arrangements that include license rights and other non-contingent deliverables, these deliverables do not have standalone value. As such, the Company accounts for the license rights and other non-contingent deliverables as a single combined unit of accounting. Therefore, license revenue in the form of non-refundable upfront payments is deferred and recognized over the applicable relationship period, which historically has been the estimated period of the Company’s substantive performance obligations or the period the rights granted are in effect. The Company recognizes contingent event-based payments under license agreements when the payments are received. The Company recognized an immaterial amount of license revenue from the receipt of upfront payments in the accompanying statement of operations. The Company has not received any royalty payments to date.

17.	Regarding your development, license and supply agreement with R-Pharm, please disclose the amount of the upfront payment received and how you accounted for the agreement. In addition disclose each substantive milestone and the related contingent consideration. Refer to ASC 605-28-50-2b.

3175 HANOVER STREET, PALO ALTO, CA 94304    T: (650) 843-5059    F: (650) 849-7400

United States Securities and Exchange Commission

January 29, 2014

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Response:

The Company is requesting confidential treatment for the upfront payment that it received from R-Pharm. The Company believes that this information could be competitively harmful if disclosed. If the amount of the upfront payment is disclosed, competitors and customers could be provided insight into the Company’s pricing strategies.

With respect to the contingent payments under the terms of the arrangement, we believe that they are not within the scope of ASC-605-28, as they are not based upon any activities or efforts of the Company, but rather reflect the efforts and success of the licensee in achieving certain regulatory approvals or sales volumes.

In response to the Staff’s comment, the Company has expanded the disclosure beginning on page F-40 of the Amended Registration Statement to include how the Company accounted for the R-Pharm agreement and a description of each substantive milestone and the related contingent consideration as follows:

The Company received an upfront payment, which composes the substantial majority of its deferred revenue balance as of September 30, 2013, and is entitled to receive payments on contingent events, including 1) a development milestone payment upon the achievement of specified milestones; 2) sales-based payments upon R-Pharm’s achievement of specified targets for cumulative net sales of SCY-078; and 3) low double-digit percentage royalties on SCY-078 net sales.

The Company deferred the upfront payment it received and is recognizing it over the estimated relationship period of 70 months, which includes the product development period and an additional period during which the Company is required to participate in a product development committee. The development milestone payment is considered substantive and will be recognized when R-Pharm achieves certain specified milestones.

The sales-based payments are not considered substantive and will not be recognized until the Company 1) receives the payments, and 2) has no continuing performance obligations. If the Company has any continuing performance obligations when the sales-based payments are received, those payments will be deferred and recognized over the remaining period of continuing performance obligations. Royalties will be recognized when payment is received.

4. Commitments and Contingencies

License Arrangement with Potential Future Expenditures, page F-45

18.	We note your disclosure that you entered into a licensing agreement for all health rights for SCY-078 including all related technical documents, preclinical data, data from the seven Phase 1 clinical trials conducted by Merck, and the drug product in substance in which Merck is eligible to receive milestone payments that could total $19 million. Please provide us your analysis regarding how you determined the transaction did not consist of inputs and processes to qualify as a business. Refer to ASC 805-10-55-4 to 9.

Response: In response to the Staff’s comment, the Company is providing its analysis of how it determined that the transaction with Merck did not consist of inputs and processes to qualify as a business. In determining whether the license agreement with Merck qualified as a business, the Company considered the definition of a business in the Accounting

3175 HANOVER STREET, PALO ALTO, CA 94304    T: (650) 843-5059    F: (650) 849-7400

United States Securities and Exchange Commission

January 29, 2014

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Standards Codification (ASC or Codification). The Codification defines a business as an integrated set of activities and assets that is capable of being conducted and managed for the purpose of providing a return in the form of dividends, lower costs, or other economic benefits directly to investors or other owners, members, or participants. ASC paragraph 805-10-55-4 further provides that a business consists of inputs and processes applied to those inputs that have the ability to create outputs. Although businesses usually have outputs, outputs are not required for an integrated set to qualify as a business. ASC paragraph 805-10-55-5 makes it clear that to be capable of being conducted and managed for the purposes defined, an integrated set of activities and assets requires two essential elements—inputs and processes applied to those inputs, which together are or will be used to create outputs.

The Company considered the following factors in determining that the transaction with Merck did not consist of inputs and processes to qualify as a business:

•    Inputs – The Company did receive several inputs under the Company’s licensing agreement with Merck, consisting of the following scientific information and drug compound:

1. Preclinical data;

2. Data from Phase 1 clinical trials for the oral formulation of SCY-078; and

3. Drug compound to conduct Phase 2 clinical trials with the oral formulation of SCY-078.

However, no regulatory approvals to start any Phase 2 trials existed at the date the Company entered into the licensing agreement with Merck, and the Company currently is in consultations with regulatory agencies on the design of Phase 2 clinical trials for the oral form of SCY-078. The Company subsequently obtained regulatory approval from the U.S. Food and Drug Administration (FDA) to open an IND for SCY-078 using an intravenous formulation, but no intravenous formulation currently exists. The Company will expend significant effort and incur significant expense to develop such an intravenous formulation.

•    Processes – The Company did not receive any employees or manufacturing capabilities from Merck in connection with the licensing agreement. In addition, the Company did not receive any processes from Merck, nor are the processes available currently in the Company or contractually through third parties. As a result, the Company will need to develop the following critical processes necessary to generate outputs;

1. Development of a clinical plan for Phase 2 and Phase 3 trials;

2. Development of necessary scientific protocols and procedures for developing the oral and IV formulations of SCY-078;

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United States Securities and Exchange Commission

January 29, 2014

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3. Hiring of employees with the relevant know-how to conduct Phase 2 and Phase 3 clinical trials, or contracting with other organizations to obtain this know-how and experience; and

4. Production of manufacturing capabilities for the oral or IV formulations of SCY-078, or contracting with other organizations to obtain such manufacturing capability.

The factors above led us to conclude that the Company did not acquire inputs and processes that are capable of producing outputs as a result of the agreement with Merck given that the asset was relatively early-stage. The inputs received require significant time and effort in order to develop processes that would be necessary to produce outputs. The Company performed this analysis from the perspective of a market participant. That is, any market participant, not just SCYNEXIS, would have had to expend significant time and effort on inputs and processes in order to create outputs capable of providing a return in the form of dividends, lower costs, or other economic benefits directly to the Company’s investors or other owners, members, or participants.

Item 16. Exhibits and financial statement schedules.

(a) Exhibits, page II-5

19.	Please file a copy of each of the following agreements (or a form thereof) as an exhibit to your registration statement:

•	the March 2013 Sanofi board observation rights agreement; and
•	a form of the lock-up agreement

Response: The Company has filed the two referenced agreements as exhibits in response to the Staff’s comment.

The Company requests the Staff’s assistance in completing the review of the Registration Statement as soon as possible. Please advise us if we can provide any further information or assistance to facilitate your review. Please direct any further comments or questions regarding the Amended Registration Statement or this response letter to me at (650) 843-5062.

Sincerely,

/s/ Matthew B. Hemington

Matthew B. Hemington

cc: Yves J. Ribeill, Ph.D., SCYNEXIS, Inc.

3175 HANOVER STREET, PALO ALTO, CA 94304    T: (650) 843-5059    F: (650) 849-7400